Note 11 - Income Per Common Share	6 Months Ended
Apr. 30, 2026
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]

11. Income per common share:

(thousands of Canadian dollars, except shares outstanding and per share amounts)
	for the three months ended		for the six months ended
	April 30	April 30	April 30	April 30
	2026	2025	2026	2025

Net income	$7,525	$8,529	$18,594	$16,672

Weighted average number of common shares outstanding	32,091,757	32,518,786	32,029,275	30,761,211

Income per common share:	$0.23	$0.26	$0.58	$0.54